497(e) File Nos. 2-99977 and 811-4596



Supplement Dated July 2, 1998 to Statement of Additional Information Dated January 2, 1998


CitiFundsSM New York Tax Free Reserves


The following is hereby added to the end of the third paragraph in the section entitled "Investment Objectives, Policies and Restrictions - Variable Rate Instruments and Participation Interests" in the Statement of Additional
Information:

Participation interests include municipal lease obligations which are deemed to be illiquid unless otherwise determined by or at the direction of the Board of Trustees.


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                                         497(e) File Nos. 2-99977 and 811-4596



Supplement Dated July 2, 1998 to Statement of Additional Information Dated January 2, 1998


CitiFundsSM Connecticut Tax Free Reserves


The following is hereby added to the end of the third paragraph in the section entitled "Investment Objectives, Policies and Restrictions - Variable Rate Instruments and Participation Interests" in the Statement of Additional
Information:

Participation interests include municipal lease obligations which are deemed to be illiquid unless otherwise determined by or at the direction of the Board of Trustees.